Derivative Warrant Liability (Details) - Schedule of derivative warrant liability - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Derivative Warrant Liability Abstract
Issuance of 21,229,000 warrants in connection with merger (Note 30)	$ 11,675,815	$ 11,675,815	$ 13,161,838	$ 15,709,460	$ 16,983,200
Fair value remeasurement of derivative warrant liability	(4,458,069)	(7,430,035)	(1,486,023)	(2,547,622)	(1,273,740)
Total	$ 7,217,746	$ 4,245,780	$ 11,675,815	$ 13,161,838	$ 15,709,460